Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2025
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks
a) Telecommunications service provider
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
Total number of telecommunications service providers	116	115	116
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	2	4	4
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	23%	53%	57%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks
The following table presents distribution channel and customer that had receivable balance exceeding
10
% of the Group’s gross accounts receivable balance as of December
31
,
2024
and
2025
.

RMB in thousands	December 31, 2024	December 31, 2025
Distribution channel A	192,405	277,128
Customer A	168,503	<10%
Customer B	<10%	194,971